Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley ETF Trust
Entity Central Index Key	0001676326
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000238675
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index ETF
Trading Symbol	CVIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert International Responsible Index ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$9	0.18%Footnote Reference1

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
AssetsNet	$ 311,538,921
Holdings Count | Holding	739
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$311,538,921
# of Portfolio Holdings	739
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.2%
Energy	1.1%
Real Estate	1.5%
Utilities	3.5%
Communication Services	4.1%
Consumer Staples	6.1%
Materials	6.7%
Consumer Discretionary	7.3%
Health Care	8.7%
Industrials	16.6%
Information Technology	18.9%
Financials	25.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Samsung Electronics Co. Ltd.	2.2%
ASML Holding NV	2.0%
AstraZeneca plc	1.3%
SK hynix, Inc.	1.2%
Novartis AG	1.2%
Roche Holding AG	1.1%
HSBC Holdings plc	1.1%
Nestle SA	1.1%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238680
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Investment Grade ETF
Trading Symbol	CVSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$12	0.24%Footnote Reference1

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[2]
AssetsNet	$ 201,056,915
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$201,056,915
# of Portfolio Holdings	242
Portfolio Turnover Rate	54%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	5.1%
Not Rated	2.3%
BBB	26.6%
A	25.3%
AA	32.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Commercial Papers	0.5%
Investment Company	4.8%
Asset-Backed Securities	11.8%
U.S. Government and Agency Securities	13.3%
Commercial Mortgage-Backed Securities	13.3%
Corporate Bonds	56.3%

C000238676
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index ETF
Trading Symbol	CVLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$7	0.15%Footnote Reference1

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[3]
AssetsNet	$ 699,906,140
Holdings Count | Holding	785
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$699,906,140
# of Portfolio Holdings	785
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.3%
Energy	0.5%
Utilities	2.1%
Materials	2.5%
Real Estate	2.9%
Consumer Staples	5.6%
Communication Services	8.4%
Consumer Discretionary	8.7%
Health Care	10.4%
Industrials	11.6%
Financials	13.7%
Information Technology	33.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238677
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Trading Symbol	CDEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$7	0.14%Footnote Reference1

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[4]
AssetsNet	$ 15,503,718
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$15,503,718
# of Portfolio Holdings	270
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.2%
Materials	0.4%
Energy	0.5%
Real Estate	1.6%
Utilities	2.4%
Industrials	5.1%
Consumer Staples	5.3%
Consumer Discretionary	6.1%
Health Care	11.0%
Communication Services	11.4%
Financials	16.4%
Information Technology	39.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.9%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.1%
Microsoft Corp.	6.5%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	3.3%
Eli Lilly & Co.	3.1%
Visa, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.0%
Netflix, Inc.	2.0%
Total	47.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238678
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index ETF
Trading Symbol	CVMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$8	0.15%Footnote Reference1

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[5]
AssetsNet	$ 83,189,651
Holdings Count | Holding	623
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$83,189,651
# of Portfolio Holdings	623
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.3%
Energy	1.2%
Communication Services	2.9%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.9%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.2%
Information Technology	16.5%
Industrials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.8%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings plc	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.6%
General Motors Co.	0.6%
Total	7.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000247848
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate ETF
Trading Symbol	EVLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Floating-Rate ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVLN	$30	0.59%Footnote Reference1

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[6]
AssetsNet	$ 1,283,962,149
Holdings Count | Holding	428
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,283,962,149
# of Portfolio Holdings	428
Portfolio Turnover Rate	41%

Holdings [Text Block]

Industry Weightings (% of total investments)

Table Summary
Value	Value
Others	43.4%
Construction & Engineering	3.0%
Capital Markets	3.3%
Hotels, Restaurants & Leisure	3.6%
Machinery	4.3%
Commercial Services & Supplies	5.6%
Insurance	5.8%
Health Care Providers & Services	9.0%
Software	10.6%
Financial Services	11.4%

C000254159
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Municipal ETF
Trading Symbol	EVYM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Income Municipal ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVYM	$20	0.39%Footnote Reference1

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[7]
AssetsNet	$ 49,683,381
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$49,683,381
# of Portfolio Holdings	101
Portfolio Turnover Rate	53%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	4.0%
Not Rated	39.4%
B	1.8%
BB	24.6%
BBB	19.2%
A	6.4%
AA	4.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245530
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield ETF
Trading Symbol	EVHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Yield ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVHY	$24	0.48%Footnote Reference1

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[8]
AssetsNet	$ 33,659,649
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$33,659,649
# of Portfolio Holdings	297
Portfolio Turnover Rate	15%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.7%
CCC	0.2%
B	28.9%
BB	59.5%
BBB	9.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000254160
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Opportunities ETF
Trading Symbol	XAGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Income Opportunities ETF for the period of November 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAGG	$20	0.48%Footnote Reference1

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.48%	[9]
AssetsNet	$ 860,869,999
Holdings Count | Holding	748
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$860,869,999
# of Portfolio Holdings	748
Portfolio Turnover Rate	112%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	-6.2%
Not Rated	10.6%
D	0.2%
CC	0.5%
CCC	3.3%
B	11.9%
BB	21.0%
BBB	8.4%
A	1.2%
AA	48.7%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245531
Shareholder Report [Line Items]
Fund Name	Eaton Vance Intermediate Municipal Income ETF
Trading Symbol	EVIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Intermediate Municipal Income ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVIM	$5	0.10%Footnote Reference1

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[10]
AssetsNet	$ 199,087,554
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$199,087,554
# of Portfolio Holdings	245
Portfolio Turnover Rate	29%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	17.7%
Not Rated	3.6%
BB	3.3%
BBB	4.7%
A	19.8%
AA	39.8%
AAA	11.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000260999
Shareholder Report [Line Items]
Fund Name	Eaton Vance Mortgage Opportunities ETF
Trading Symbol	EVMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Mortgage Opportunities ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVMO	$23	0.45%Footnote Reference1

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[11]
AssetsNet	$ 864,969,935
Holdings Count | Holding	721
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$864,969,935
# of Portfolio Holdings	721
Portfolio Turnover Rate	95%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	-8.9%
Not Rated	41.3%
D	0.0%Footnote Reference*
CC	0.2%
CCC	1.5%
B	1.0%
BB	1.5%
BBB	2.6%
A	4.7%
AA	47.7%
AAA	8.4%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.
Footnote*	Less than 0.05%

C000271630
Shareholder Report [Line Items]
Fund Name	Eaton Vance Preferred Securities and Income ETF
Trading Symbol	EVPF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Preferred Securities and Income ETF for the period of March 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVPF	$2	0.19%Footnote Reference1

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.19%	[12]
AssetsNet	$ 17,722,039
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	0.00%	[13]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,722,039
# of Portfolio Holdings	64
Portfolio Turnover Rate	0%Footnote Reference†
Footnote	Description
Footnote†	Amount is less than 0.5%.

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.5%
B	0.6%
BB	11.9%
BBB	82.1%
A	3.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000248456
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Income ETF
Trading Symbol	EVSD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Income ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$11	0.23%Footnote Reference1

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[14]
AssetsNet	$ 1,144,046,630
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,144,046,630
# of Portfolio Holdings	551
Portfolio Turnover Rate	58%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.2%
Not Rated	7.1%
CC	0.1%
B	0.2%
BB	3.1%
BBB	24.8%
A	18.9%
AA	35.4%
AAA	9.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247027
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Income ETF
Trading Symbol	EVSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$10	0.19%Footnote Reference1

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[15]
AssetsNet	$ 688,317,642
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$688,317,642
# of Portfolio Holdings	349
Portfolio Turnover Rate	12%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	18.2%
Not Rated	3.6%
BB	2.2%
BBB	3.8%
A	21.0%
AA	39.1%
AAA	12.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247024
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond ETF
Trading Symbol	EVTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Total Return Bond ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$16	0.31%Footnote Reference1

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[16]
AssetsNet	$ 4,939,030,303
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,939,030,303
# of Portfolio Holdings	919
Portfolio Turnover Rate	148%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	-10.7%
Not Rated	4.4%
CC	0.1%
CCC	0.1%
B	2.8%
BB	4.9%
BBB	18.2%
A	7.8%
AA	65.8%
AAA	6.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245532
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ultra-Short Income ETF
Trading Symbol	EVSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Ultra-Short Income ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSB	$8	0.17%Footnote Reference1

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[17]
AssetsNet	$ 186,417,105
Holdings Count | Holding	260
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$186,417,105
# of Portfolio Holdings	260
Portfolio Turnover Rate	71%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.1%
Not Rated	4.2%
BB	1.0%
BBB	28.4%
A	24.2%
AA	32.3%
AAA	8.8%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000254149
Shareholder Report [Line Items]
Fund Name	Parametric Equity Plus ETF
Trading Symbol	PEPS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Plus ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEPS	$8	0.16%Footnote Reference1

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[18]
AssetsNet	$ 23,804,384
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$23,804,384
# of Portfolio Holdings	217
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	2.9%
Other	0.9%
Real Estate	1.6%
Materials	2.2%
Utilities	2.6%
Energy	3.8%
Consumer Staples	5.1%
Industrials	8.5%
Health Care	9.3%
Consumer Discretionary	9.5%
Communication Services	10.6%
Financials	11.8%
Information Technology	31.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	6.7%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.9%
JPMorgan Chase & Co.	1.6%
Total	35.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000245536
Shareholder Report [Line Items]
Fund Name	Parametric Equity Premium Income ETF
Trading Symbol	PAPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Premium Income ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAPI	$15	0.29%Footnote Reference1

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[19]
AssetsNet	$ 345,977,689
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$345,977,689
# of Portfolio Holdings	195
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	1.8%
Communication Services	5.4%
Consumer Discretionary	9.5%
Information Technology	9.5%
Industrials	9.7%
Financials	9.8%
Consumer Staples	10.0%
Health Care	10.2%
Materials	10.4%
Utilities	10.4%
Energy	13.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Patterson-UTI Energy, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
Corning, Inc.	0.8%
Valero Energy Corp.	0.7%
LyondellBasell Industries NV, Class A	0.7%
Noble Corp. plc	0.7%
Phillips 66	0.7%
Magnolia Oil & Gas Corp., Class A	0.7%
Chord Energy Corp.	0.7%
Exxon Mobil Corp.	0.7%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000245534
Shareholder Report [Line Items]
Fund Name	Parametric Hedged Equity ETF
Trading Symbol	PHEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Hedged Equity ETF for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PHEQ	$14	0.29%Footnote Reference1

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[20]
AssetsNet	$ 121,742,740
Holdings Count | Holding	212
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$121,742,740
# of Portfolio Holdings	212
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	1.2%
Real Estate	1.6%
Materials	2.0%
Utilities	2.5%
Other	3.1%
Energy	4.2%
Consumer Staples	5.2%
Industrials	8.5%
Health Care	9.0%
Consumer Discretionary	9.4%
Communication Services	10.3%
Financials	11.6%
Information Technology	31.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.6%
Broadcom, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.8%
Exxon Mobil Corp.	1.7%
Total	35.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Amount is less than 0.5%.
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized